CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 0	$ 0
Investments in money market funds	561,000,000	543,000,000
Overdrawn amount	$ 30,000,000	$ 8,000,000	$ 165,000,000